Significant Accounting Policies - Revenue Recognition for Major Categories of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by Major Products/Service Offerings
Amount of revenue deferred and recognized over the shipping period	$ 0
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue	Revenue	Revenue
Services
Revenue by Major Products/Service Offerings
Contract term, high end of range	5 years
Services | Maximum
Revenue by Major Products/Service Offerings
Contract term, low end of range	1 year
Proprietary Term License Software
Revenue by Major Products/Service Offerings
License contract term	1 month
Open Source Software
Revenue by Major Products/Service Offerings
Standalone selling price	$ 0
Allocation of consideration to open source software license	0
Revenue recognized when control is transferred to client	$ 0